Non-Controlling Interests - Financial Position of Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 1,902	$ 1,341
Current liabilities	(935)	(1,117)
Total equity	3,436	4,062	$ 4,134
Non-controlling interests	1,084	1,101
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Current assets	743	293
Long-term assets	2,913	3,409
Current liabilities	(364)	(152)
Long-term liabilities	(987)	(1,237)
Total equity	(2,305)	(2,313)
Non-controlling interests	$ (948)	$ (941)
Ownership and voting rights percentage	39.90%	39.60%
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Current assets	$ 69	$ 41
Long-term assets	323	328
Current liabilities	(78)	(27)
Long-term liabilities	(37)	(19)
Total equity	(277)	(323)
Non-controlling interests	$ (136)	$ (160)
Ownership and voting rights percentage	49.99%	49.99%
TransAlta Cogeneration, L.P. | Coal facility
Disclosure of subsidiaries [line items]
Ownership and voting rights percentage	50.00%